Schedule of share based compensation expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 739,884	€ 722,735	€ 497,104
Unrecognized expense	907,683	1,639,082	0
Research and Development Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	73,392	35,164	82,669
Research and Development Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total			179,480
General and Administrative Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	505,828	486,962	234,955
General and Administrative Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 160,664	€ 200,609